INCOME TAXES (Details 1) - USD ($)	Feb. 29, 2016	Feb. 28, 2015
Current deferred tax assets:
Accrued payroll	$ 0	$ 4,630,334
Prepaid rental	758,552	0
Less: valuation allowance	(20,146)	(68,300)
Current deferred tax assets, net	738,406	4,562,034
Non-current deferred tax assets:
Property and equipment	365,408	223,178
Intangible assets	9,414	0
Prepaid rental	0	357,776
Impairment loss on long-term investments	991,121	0
Tax losses carry-forward deferred tax assets	14,242,569	1,497,279
Less: valuation allowance	(8,953,734)	(370,021)
Non-current deferred tax assets, net	6,654,778	1,708,212
Current deferred tax liabilities:
Accrued ADR income	34,500	62,100
Other	57,230	0
Current deferred tax liabilities	91,730	62,100
Non-current deferred tax liabilities:
Intangible assets	663,813	108,565
Property and equipment	640,548	118,227
Non-current deferred tax liabilities	$ 1,304,361	$ 226,792